Shareholder Report, Average Annual Return (Details) 194012_Jensen Global Quality Growth Fund_Class I_TSR Annual {Class I}	12 Months Ended	60 Months Ended	74 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	7.88%	6.46%	11.57%
MSCI ACWI Net Total Return Index (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Average Annual Return, Percent	30.27%	11.45%	17.36%